Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Leases

NOTE 13 – LEASES

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $7,201 and $7,929, for the three-months ended March 31, 2018 and 2017, respectively.

Fleet Lease

In January 2018, the Company entered into a vehicle lease arrangement with a rental company for three vehicles. The terms of the leases require total monthly payments of $1,489 for three-years. These leases convert to month-to-month leases in January 2021 unless terminated. Total rent expense under this agreement was $3,730, for the three-months ended March 31, 2018.

NOTE 13 – LEASES

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $29,690 and $32,049, for the years ended December 31, 2017 and 2016, respectively.